EQUITY BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Incentive stock awards		$ 52,175
Stock issued for services rendered	162,254	34,739
Equity based compensation	$ 162,254	$ 86,914